Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 23, 2020
Entity Registrant Name	dei_EntityRegistrantName	Esoterica Thematic Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001782952
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2020
Prospectus Date	rr_ProspectusDate	Mar. 19, 2020
Esoterica NextG Economy ETF | Esoterica NextG Economy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WUGI